TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forward	$ 4,434	$ 3,476
Deferred tax asset before valuation allowance	4,434	3,476
Valuation allowance	(4,434)	(3,476)
Net deferred tax asset	$ 0	$ 0